UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
100 Fillmore Street, Suite 325
Denver, CO 80206
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2014 (unaudited)
Number of Shares		Moody's Ratings	Fair Value
	Long-Term Investments - 97.0%
	Preferred Stocks - 74.2%

	Banks - 41.6%
33,810	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$837,474
24,050	BB&T Corp., PFD
	5.625%, Series E (a)	Baa2	581,770
5,000	Capital One Financial Corp., PFD
	6.700%, Series D (a)	Ba1	129,500
	Citigroup, Inc., PFD
59,049	6.875%, Series K (a)	Ba3	1,569,522
12,150	7.125%, Series J (a)	Ba3	329,508
5,000	City National Corp., PFD
	5.500%, Series C (a)	Baa3	116,700
3,400	CoBank ACB, PFD
	6.250%, Series F (a)	BBB+(b)	344,356
47,931	Fifth Third Bancorp, PFD
	6.625%, Series I (a)	Ba1	1,309,954
5,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba3	122,700
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	B1	810,000
	First Republic Bank, PFD
48,910	6.200%, Series B (a)	Baa3	1,243,781
10,515	6.700%, Series A (a)	Baa3	276,545
	Goldman Sachs Group, Inc., PFD
8,896	5.950%, Series I (a)	Ba2	220,087
70,833	6.375%, Series K (a)	Ba2	1,835,991
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	567,641
	ING Groep NV,
8,202	PFD 7.050% (a)	Ba1	210,299
5,000	PFD 7.200% (a)	Ba1	128,700
43,754	PFD 7.375% (a)	Ba1	1,126,228
5,000	JPMorgan Chase & Co., PFD
	6.700%, Series T (a)	Ba1	132,100
64,054	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba3	1,704,477
39,300	Regions Financial Corp., PFD
	6.375%, Series B (a)	B1	998,220
33,219	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Ba1	806,225
20,000	US Bancorp, PFD
	6.500%, Series F (a)	Baa1	589,000
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	608,550
	Wells Fargo & Co., PFD
20,000	6.625%, Series S (a)	Baa3	554,800
20,000	8.000%, Series J (a)	Baa3	583,400
	Zions Bancorporation, PFD
4,000	6.300%, Series G (a)	BB- (b)	103,280
8,000	6.950% 09/15/28	BB+ (b)	219,120
12,803	7.900%, Series F (a)	BB- (b)	348,242
			18,408,170
	Diversified Financials - 5.7%
32,277	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB+(b)	862,764
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba3	323,537
53,211	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	1,348,367
			2,534,668
	Insurance - 14.5%
42,012	Allstate Corp. (The), PFD
	6.625%, Series E (a)	Baa3	1,106,176

Number
of Shares/		Moody's
Par Value		Ratings	Fair Value
	Insurance (continued)
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	$432,869
	Aspen Insurance Holdings Ltd.,
12,286	PFD 5.950% (a)	Ba1	310,344
2,714	PFD 7.250% (a)	Ba1	71,053
44,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,175,680
35,701	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BBB- (b)	898,105
	Endurance Specialty Holdings Ltd.,
18,807	PFD 7.500%, Series B (a)	Ba1	493,496
3,681	PFD 7.750%, Series A (a)	Ba1	96,810
10,000	Hartford Financial Services Group, Inc. (The), PFD
	7.875% 04/15/42	Ba1	299,600
	PartnerRe Ltd., PFD
11,922	5.875%, Series F (a)	Baa2	294,473
14,070	7.250%, Series E (a)	Baa2	374,825
24,887	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	Ba1	639,596
8,223	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	195,378
			6,388,405
	Real Estate - 7.5%
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Baa3	280,776
35,000	Equity Commonwealth, PFD
	7.250%, Series E (a)	Ba1	892,500
4,230	National Retail Properties, Inc., PFD
	6.625%, Series D (a)	Baa2	107,611
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	619,353
8,839	6.000%, Series T (a)	Baa2	218,323
4,448	6.875%, Series R (a)	Baa2	114,781
17,063	Realty Income Corp., PFD
	6.625%, Series F (a)	Baa2	447,392
20,000	Regency Centers Corp., PFD
	6.625%, Series 6 (a)	Baa3	506,200
5,560	Weingarten Realty Investors, PFD
	6.500%, Series F (a)	Baa3	141,057
			3,327,993
	Utilities - 4.9%
9,648	Entergy Louisiana LLC,
	PFD 6.950%(a)	Baa3	974,448
8,000	Integrys Energy Group, Inc., PFD
	6.000% 08/01/73	Baa1	213,600
21,825	SCANA Corp., PFD
	7.700% 01/30/65, Series A	Ba1	557,629
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa1	413,625
			2,159,302
	Total Preferred Stocks
	(Cost $32,297,955)		32,818,538

	Capital Securities - 22.8%

	Banks - 10.4%
1,800,000	Bank of America Corp.
	6.500%, Series Z (a)	Ba3	1,836,720
100,000	Citigroup, Inc.
	5.800%, Series N (a)	Ba3	100,250
	JPMorgan Chase & Co.
1,071,000	7.900%, Series 1 (a)	Ba1	1,158,072
50,000	6.750%, Series S (a)	Ba1	530,000
700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa3	746,375

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2014 (unaudited)
Number
of Shares/		Moody's
Par Value		Ratings	Fair Value
	Banks (continued)
215,000	PNC Financial Services Group, Inc.
	(The) 6.750%, Series O (a)	Baa3	$237,038
			4,608,455
	Diversified Financials - 3.4%
500,000	Charles Schwab Corp. (The)
	7.000%, Series A (a)	Baa2	580,315
800,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	934,000
			1,514,315
	Insurance - 8.1%
500,000	AXA SA
	8.600% 12/15/30	A3	680,514
450,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	462,375
325,000	Liberty Mutual Group, Inc.
	10.750% 06/15/58	Baa3	503,301
937,000	MetLife, Inc.
	10.750% 08/01/39	Baa2	1,527,310
403,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	414,002
			3,587,502
	Utilities - 0.9%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	319,363
75,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	77,201
			396,564
	Total Capital Securities
	(Cost $9,787,509)		10,106,836

	Total Long-Term Investments - 97.0%
	(Cost $42,085,464)		42,925,374

	Money Market Mutual Funds - 1.9%
856,244	Fidelity Institutional Money Market Prime, 0.01% (c)
	(Cost $856,244)		856,244
	Total Investments - 98.9%
	(Cost $42,941,708)		43,781,618
	Other Assets in excess of Liabilities - 1.1%		478,884
	Net Assets - 100.0%		$44,260,502

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,249,550	7.4%
France	680,514	1.5
Germany	323,537	0.7
Netherlands	1,465,227	3.3
United Kingdom	567,641	1.3
United States	37,495,149	84.7
Total Investments	43,781,618	98.9
Other Assets less Liabilities	478,884	1.1
Net Assets	$44,260,502	100.0%

LLC	-	Limited Liability Corporation
NV	-	Publicly Traded Company
PFD	-	Preferred Security
PLC	-	Public Limited Company
SA	-	Corporation

(a)	- Perpetual Security.
(b)	- Standard & Poor's Rating.
(c)	- Interest rate shown reflects yield as of December 31, 2014.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
December 31, 2014 (unaudited)
Number
of
Shares	Description	Fair Value

	Common Stocks - 98.2%

	Consumer Durables & Apparel - 9.8%
45,715	Michael Kors Holdings Ltd*	$3,433,197
35,905	NIKE, Inc. - Class B	3,452,266
		6,885,463
	Food & Staples Retailing - 9.7%
23,913	Costco Wholesale Corp.	3,389,668
35,281	CVS Health Corp.	3,397,913
		6,787,581
	Health Care Equipment & Services - 9.8%
40,508	Express Scripts Holding Co.*	3,429,812
46,192	HCA Holdings, Inc.*	3,390,031
		6,819,843
	Household & Personal Products - 4.9%
44,628	The Estee Lauder Cos., Inc. -
	Class A	3,400,654

	Media - 9.8%
59,592	Comcast Corp. - Class A	3,456,932
36,385	The Walt Disney Co.	3,427,103
		6,884,035
	Pharmaceuticals, Biotechnology
	& Life Sciences - 15.4%
10,392	Biogen Idec, Inc.*	3,527,564
32,533	Celgene Corp.*	3,639,141
38,688	Gilead Sciences, Inc.*	3,646,731
		10,813,436
	Retailing -9.9%
43,780	Nordstrom, Inc.	3,475,694
50,499	The TJX Cos., Inc.	3,463,221
		6,938,915
	Software & Services - 14.4%
46,360	Adobe Systems, Inc.*	3,370,372
60,027	eBay, Inc.*	3,368,715
74,628	Oracle Corp.	3,356,021
		10,095,108
	Technology Hardware & Equipment - 14.5%
30,641	Apple, Inc.	3,382,154
113,243	EMC Corp.	3,367,847
46,162	QUALCOMM, Inc.	3,431,222
		10,181,223

	Total Common Stocks
	(Cost $49,358,647)	68,806,258
	Money Market Mutual Funds - 1.9%
1,340,225	Fidelity Institutional Money Market
	Prime, 0.1% (a)
	(Cost $1,340,225)	$1,340,225

	Total Investments - 100.1%
	(Cost $50,698,872)	70,146,483
	Liabilities in excess of other Assets - (0.1%)	(67,359
	Net Assets - 100.0%	$70,079,124

		% of
Summary by Country	Fair Value	Net Assets
United States	$70,146,483	100.1%
Total Investments	70,146,483	100.1
Liabilities in excess of other Assets	(67,359)	(0.1)
Net Assets	$70,079,124	100.0%
†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of December 31, 2014.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2014, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Preferred and Income Securities Fund	$ 42,581,736	$ 1,440,594	$ (240,712)	$ 1,199,882
Destra Focused Equity Fund	50,872,249	19,707,886	(433,652)	19,274,234

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market; the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2014:

Destra Preferred and Income Securities Fund
	Level 1	Level 2		Level 3	Total
Preferred Securities*	$30,532,360	$2,286,178	† .	$-	$32,818,538
Capital Securities*	8,886,745	1,220,091	(a)	-	10,106,836
Money Market Mutual Funds	856,244	-		-	856,244
Total	$40,275,349	$3,506,269		$-	$43,781,618

Destra Focused Equity Fund
	Level 1	Level 2		Level 3	Total
Common Stocks*	$68,806,258	$-		$-	$68,806,258
Money Market Mutual Funds	1,340,225	-		-	1,340,225
Total	$70,146,483	$-		$-	$70,146,483

†
$1,392,889 was transferred into Level 2 from Level 1 as a result of a lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service.  It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

(a)
$5,920,661 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. Level 1 securities were fair valued using quoted prices in active markets.  It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

*  Please refer to the Portfolio of Investments to view securities segregated by industry.

The Funds held no Level 3 securities during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Destra Investment Trust II

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date           February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date           February 23, 2015

By (Signature and Title)*                 /s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date           February 23, 2015

* Print the name and title of each signing officer under his or her signature.